CONSOLIDATED STATEMENTS OF PROFIT OR LOSS AND OTHER COMPREHENSIVE INCOME (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about business combination [line items]
Revenue from rendering of services, related party transactions	$ 1,419,000	$ 5,937,000	$ 5,590,000
Depreciation and amortization expense, production	7,350,000	4,022,000	4,339,000
Depreciation and amortization expense, non-production	16,905,000	16,521,000	11,789,000
Shared-based compensation expense, production	4,976,000	4,248,000	5,666,000
Shared-based compensation expense, non-production	14,912,000	8,665,000	8,798,000
Impairment loss (reversal of impairment loss) recognised in profit or loss, trade receivables	275,000	3,421,000	(5,000)
Allowance for impairment of tax credits, net of recoveries	(47,000)	48,000	1,586,000
Impairment of intangible assets (note 4.6 and 4.10)	720,000	306,000	4,708,000
(Loss) gain on remeasurement of contingent consideration	(85,000)	6,700,000	6,735,000
Gain on remeasurement of valuation of call and put option over non-controlling interest		1,611,000	1,726,000
Derecognition of call option over non-controlling interest		455,000
Impairment of investments in Collokia	0	800,000	0
Collokia investment
Disclosure of detailed information about business combination [line items]
Impairment of investments in Collokia		800,000
WAE
Disclosure of detailed information about business combination [line items]
(Loss) gain on remeasurement of contingent consideration	0	0	3,850,000
Loss recognised as result of remeasuring to fair value equity interest in acquiree held by acquirer before business combination		1,038,000
Internally generated | Licenses and internal developments
Disclosure of detailed information about business combination [line items]
Impairment of intangible assets (note 4.6 and 4.10)	$ 720,000	$ 306,000	$ 0